General accounting policies - Summary of Initial Adoption of IFRS 9 (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Initial Adoption IFRS 9 [line items]
Beginning balance	R$ 14,675,960	R$ 12,950,024	R$ 13,627,220
Ending balance	11,827,282	14,675,960	12,950,024
Retained earnings
Disclosure Of Initial Adoption IFRS 9 [line items]
Beginning balance	1,168,862	(423,203)	96,214
Ending balance	(346,360)	1,168,862	(423,203)
Equity attributable to owners of parent [member]
Disclosure Of Initial Adoption IFRS 9 [line items]
Beginning balance	14,622,264	12,893,906	13,536,446
Ending balance	11,775,984	14,622,264	12,893,906
Non-controlling interests
Disclosure Of Initial Adoption IFRS 9 [line items]
Beginning balance	53,696	56,118	90,774
Ending balance	R$ 51,298	R$ 53,696	R$ 56,118